Net Loss Per Share Attributable to Common Stockholders (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per common share
Basic and diluted net loss per common share was the same for each period presented, as the inclusion of all potential common shares outstanding would have been antidilutive. At June 29, 2019 and June 30, 2018, 6,559,565 shares and 5,296,339 shares, respectively, were excluded from the dilution calculation because their inclusion would have been antidilutive.

(in thousands, except share and per share amounts)	Three Months Ended		Six Months Ended
	June 29, 2019	June 30, 2018	June 29, 2019	June 30, 2018
Numerator:
Net loss	$(9,441)	$(7,396)	$(16,090)	$(13,092)
Denominator:
Weighted average common shares outstanding—basic	39,081,359	6,072,319	23,206,203	5,933,806
Dilutive effect of stock equivalents resulting from stock options, RSUs, common stock warrants, preferred stock warrants and convertible preferred stock (as converted)	—	—	—	—
Weighted average common shares outstanding—diluted	39,081,359	6,072,319	23,206,203	5,933,806
Net loss per common share—basic and diluted	$(0.24)	$(1.22)	$(0.69)	$(2.21)

Basic and diluted net loss per common share was the same for each period presented, as the inclusion of all potential common shares outstanding would have been antidilutive.

(in thousands, except share and per share amounts)	Year Ended December 31,
	2016	2017	2018
Numerator:
Net loss attributable to common stockholders	$(25,149)	$(30,384)	$(29,886)
Denominator:
Weighted average common shares outstanding-basic	4,566,757	5,457,629	6,287,172
Dilutive effect of stock equivalents resulting from stock options, preferred stock warrants and convertible preferred stock (as converted)	—	—	—
Weighted average common shares outstanding-diluted	4,566,757	5,457,629	6,287,172
Net loss per common share—basic and diluted	$(5.51)	$(5.57)	$(4.75)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following weighted-average outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because the impact of including them would have been antidilutive:

	Year Ended December 31,
	2016	2017	2018
Options to purchase common stock	—	—	—
Convertible preferred stock (as converted)	34,355,941	39,361,211	39,953,983
Preferred stock warrants	160,767	160,767	160,767
Total	34,516,708	39,521,978	40,114,750